Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues (Losses)
Insurance brokerage commissions		$ 455,394	$ 542,795	$ 959,299
Securities brokerage commissions and fees		3,412,644	3,188,684	1,890,502
Market making commissions and fees		781,878	4,324,650	4,940,623
Interest income		3,229,716	1,351,318	138,799
Trading gains		(11,467,969)	13,379,146	1,833,875
Other income		1,105,837	2,206,119	467,037
Gross profit		(2,482,500)	24,992,712	10,230,135
Expenses and others
Commissions and fees		3,198,934	3,317,692	1,845,994
Compensation and benefits		3,620,506	4,069,203	3,802,793
Occupancy		826,254	778,881	683,160
Communication and technology		3,392,794	1,929,981	1,454,050
Cost of crypto mining			1,163,846
General and administrative		1,228,572	2,016,582	2,264,318
Professional fees		3,716,839	3,836,817	1,565,834
Research and development		4,693,995	1,205,040
Services fees		1,956,785	3,574,579	833,864
Interest		2,334,598	1,608,100	183,157
Depreciation		2,032,386	916,916	40,556
Marketing		3,743,567	913,675	651,324
Payment service charge		(12,407)	(181,249)	245,030
Impairment of fixed assets		1,690,028
Impairment of cryptocurrencies		293,619
Change in fair value of warrant liabilities		(1,260,354)	470,804	(777,266)
Other operating		32,406	144,175	11,464
Total operating expenses		31,488,522	25,765,042	12,804,278
(Loss) income before income taxes		(33,971,022)	(772,330)	(2,574,143)
Income tax expense		(3,419)	(54,367)	(1,316)
Net (loss) income		(33,974,441)	(826,697)	(2,575,459)
Net loss attributable to non-controlling interests		(2,411,158)	(849,479)
Net income (loss) attributable to LGHL		(31,563,283)	22,782	(2,575,459)
Deemed dividend on the effect of the down round features			(6,354,500)
Dividends and deemed dividends on preferred shares		(595,208)	(1,810,204)
Net (loss) income attributable to LGHL ordinary shareholders		$ (32,158,491)	$ (8,141,922)	$ (2,575,459)
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	40,438,604	26,046,212	6,180,795
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	5,535,888	4,041,875	3,962,294
Class A Ordinary Shares
Expenses and others
(Loss) earnings per share - basic (in Dollars per share)	[1]	$ (0.7)	$ (0.27)	$ (0.25)
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	40,438,604	26,046,212	6,180,795
Class B Ordinary Shares
Expenses and others
(Loss) earnings per share - basic (in Dollars per share)	[1]	$ (0.70)	$ (0.27)	$ (0.25)
Weighted average ordinary shares outstanding - basic (in Shares)	[1]	5,535,888	4,041,875	3,962,294

[1]	Share and per share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.